UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

Item 1. Schedule of Investments.

Thomas Crown Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
As of February 28, 2015

Number of
Shares		Value
	COMMON STOCKS ― 46.8%
	ADVERTISING ― 0.9%
85,000	STW Communications Group, Ltd.	$46,826

	AEROSPACE/DEFENSE ― 3.9%
1,000	Boeing Co. (The)	150,850
900	Spirit AeroSystems Holdings, Inc. - Class A (1)	44,289
		195,139
	AIRLINES ― 2.5%
4,200	easyJet PLC	112,306
1,000	SkyWest, Inc.	14,620
		126,926
	APPAREL ― 1.8%
1,200	adidas AG	93,234

	AUTO MANUFACTURERS ― 2.4%
3,300	General Motors Co.	123,123

	BANKS ― 2.2%
1,000	Bank of America Corp.	15,810
6,000	Mitsubishi UFJ Financial Group, Inc. ― ADR	39,180
15,000	Mizuho Financial Group, Inc. ― ADR	55,200
		110,190
	BEVERAGES ― 1.3%
10,000	Ambev SA ― ADR	64,500

	BIOTECHNOLOGY ― 2.9%
1,400	Gilead Sciences, Inc. (1)	144,942

	ENTERTAINMENT ― 7.6%
4,000	AMC Entertainment Holdings, Inc.	137,520
2,600	Cinemark Holdings, Inc.	105,872
6,000	Regal Entertainment Group - Class A	141,840
		385,232
	FOOD ― 3.0%
1,200	Fresh Market, Inc. (The) (1)	45,672
4,500	Woolworths, Ltd.	107,986
		153,658
	HEALTHCARE-SERVICES ― 3.6%
2,600	ICON PLC *	179,426

	MEDIA ― 1.8%
500	AMC Networks, Inc. - Class A (1)	36,010
600	DIRECTV (1)	53,160
		89,170
	PHARMACEUTICALS ― 4.5%
1,000	AbbVie, Inc.	60,500
600	Mallinckrodt PLC (1)	70,032
2,000	Sanofi ― ADR	97,720
		228,252
	PRIVATE EQUITY ― 0.7%
900	Blackstone Group LP (The)	33,714

	RETAIL ― 1.6%
3,400	Haverty Furniture Cos, Inc.	78,370

Thomas Crown Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
As of February 28, 2015

Number of
Shares		Value
	SEMICONDUCTORS ― 5.0%
1,000	Linear Technology Corp.	$48,185
300	QUALCOMM, Inc.	21,753
10,600	STMicroelectronics NV ― ADR	94,234
3,500	Taiwan Semiconductor Manufacturing Co., Ltd. ― ADR	85,855
		250,027
	TELECOMMUNICATIONS ― 1.1%
1,600	AT&T, Inc,	55,296

	TOTAL COMMON STOCKS
	(Cost $2,291,680)	$2,358,025

Number of
Contracts
	PURCHASED OPTIONS ― 0.6%
	Call Options
	Regal Entertainment Group
105	Exercise Price: $22.50, Expiration Date April 2015	15,750
80	Exercise Price: $22.50, Expiration Date July 2015	15,600
		31,350
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $17,866)	$31,350

Principal
Amount
	US TREASURY BILL ― 4.0%
200,000	United States Treasury Bill	199,999

	TOTAL US TREASURY BILL
	(Cost $200,004)	$199,999

	SHORT-TERM INVESTMENT ― 48.8%
2,455,683	Fidelity Institutional Money Market Fund, 0.08% (2)	2,455,683

	TOTAL SHORT-TERM INVESTMENT
	(Cost $2,455,683)	$2,455,683

	TOTAL INVESTMENTS ― 100.2%
	(Cost $4,965,233)	5,045,057
	Liabilities in Excess of Other Assets ― (0.2)%	(9,182)
	TOTAL NET ASSETS ― 100.0%	$5,035,875

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt.
LP - Limited Partnership
(1) Non Income Producing
(2) The rate is the annualized seven-day yield at period end

The cost basis of investment for federal income tax purposes at February 28, 2015, was as follows*:

Cost of Investments	$4,965,233
Gross Unrealized Appreciation	117,735
Gross Unrealized Depreciation	(37,911)
Net Unrealized Depreciation	$79,824

* Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

Thomas Crown Global Long/Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
As of February 28, 2015

SECURITIES SOLD SHORT

Number of
Shares		Value
	COMMON STOCKS ― 2.5%
200	Bitauto Holdings, Ltd. - ADR (1)	$12,690
900	Five Below, Inc. (1)	28,562
800	iRobot Corp. (1)	26,280
600	MGM Resorts International (1)	13,038
50	Tesla Motors, Inc. (1)	10,167
1,400	Tuesday Morning Corp. (1)	26,572
100	WEX, Inc. (1)	10,699
	TOTAL COMMON STOCKS
	(Proceeds $126,173)	$128,008

	TOTAL SECURITIES SOLD SHORT ― 2.5%
	(Proceeds $126,173)	$128,008

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt.
(1) Non Income Producing.

Valuation of Investments (Unaudited)

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level1 of the fair value hierarchy.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. When these valuation methods are used, they are categorized as Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of February 28, 2015:

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$2,358,025	$-	$-	$2,358,025
Purchased Options	-	31,350	-	31,350
U.S. Treasury Bill	-	199,999	-	199,999
Short-Term Investments	2,455,683	-	-	2,455,683
Total	$4,813,708	$231,349	$-	$5,045,057

Liabilities
Common Stocks	$(128,008)	$-	$-	$(128,008)
Total	$(128,008)	$-	$-	$(128,008)

Please refer to the Schedule of investments for further classification.

The Fund recognizes transfers between Levels at the end of the reporting period.  There were no transfers between Levels at period end.  There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By     /s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President and Principal Executive Officer

Date    April XX, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ Russell B. Simon
                Russell B. Simon, Treasurer and Principal Financial Officer

Date    April XX, 2015